CERTAIN RISKS AND CONCENTRATION (Details) - 12 months ended Dec. 31, 2017 - Total cash, restricted cash and short-term investments - Credit concentration risk - PRC ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Unusual Risk or Uncertainty
Cash and certificates of deposit	$ 970,471	¥ 6,314,177
Percentage of cash, restricted cash and short-term investments held in the PRC	89.00%